Income and mining taxes (Schedule of temporary differences - deferred mining tax assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (125,656)	$ (128,180)	$ (127,534)
Mining tax effect of temporary differences recognized [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	(4,996)	(278)
Mining tax effect of temporary differences recognized [Member] | Peru [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset (liability)	$ (12,568)	$ (11,848)